Other operating income and expenses - Schedule of other operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses [Abstract]
(Provision for) environmental remediation	$ (485)	$ (2,133)	$ (1,029)
Restructuring and reorganization expenses	(276)	(531)	(2,284)
Reversal of (provision for) materials and spare parts obsolescence	1,132	(278)	(249)
(Provision for) contingencies	(69)	(379)	(652)
Total other operating expenses	$ 302	$ (3,321)	$ (4,214)